Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2017
Accounts Payable [Abstract]
Schedule of accounts payable
	December 31
	2016	2017
	NIS in thousands
A. Trade payables:
Breakdown by currency:
NIS	3,686	1,923
In foreign currency (mainly U.S. dollars)	1,503	999
	5,189	2,922
B. Composition of other payables:
Employees and institutions for employees	775	1,148
Provisions for vacation and others	842	784
Other	—	64
	1,617	1,996